United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	June 9, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	112873 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amer Gen'l Cap PFD 7.875%      PFD              02638N105	214	8000 SH       SOLE                     8000
Bankamerica Capital IV 7%      PFD              066044207	201	8000 SH       SOLE                     8000
Barclays Bank PFD E 8%         PFD              06738C836	302	12000 SH      SOLE                    12000
CORTS TR BellSouth Cap TR I PF PFD              22081F201	208	8000 SH       SOLE                     8000
Chase Capital VII PFD 7.%      PFD              16147M200	209	8000 SH       SOLE                     8000
Cons Edison NY PFD 7.35%       PFD              209111830	212	8000 SH       SOLE                     8000
Fleet Cap Trust IV PFD 7.17%   PFD              33889R206	326	13000 SH      SOLE                    12000              1000
Merrill Lynch PFD 7.28%        PFD              59021K205	238	9000 SH       SOLE                     8000              1000
Travelers/Aetna Cap I PFD 8.08 PFD              893931204	250	10000 SH      SOLE                    10000
Verizon NE PFD 7%              PFD              92344R201	230	8700 SH       SOLE                     3000              5700
Newell Fin'l TR I CV PFD       PFD CV           651195307	232	5000 SH       SOLE                     5000
Nuevo Financing CV PFD A       PFD CV           670511203	1106	36250 SH      SOLE                    20650             15600
AGL Resources Inc.             COM              001204106	1874	79300 SH      SOLE                    28400             50900
Abbott Laboratories            COM              002824100	564	15000 SH      SOLE                    12200              2800
AmSouth Bancorporation         COM              032165102	866	43575 SH      SOLE                    26500             17075
American Express               COM              025816109	2575	77493 SH      SOLE                    28238             49255
American Int'l Group           COM              026874107	1705	34488 SH      SOLE                    13513             20975
American Tower Systems         COM              029912201	624	113000 SH     SOLE                    36600             76400
Amgen                          COM              031162100	2386	41456 SH      SOLE                    16024             25432
Astoria Financial Corp.        COM              046265104	1608	69200 SH      SOLE                    27400             41800
Atmos Energy                   COM              049560105	2049	96400 SH      SOLE                    36700             59700
Automatic Data Proc            COM              053015103	259	8420 SH       SOLE                     3200              5220
AvalonBay Communities          COM              053484101	2153	58357 SH      SOLE                    24426             33931
BP Amoco PLC ADR               COM              055622104	428	11086 SH      SOLE                     5394              5692
"BankNorth Group, Inc.          COM              06646R107"	230	10529 SH      SOLE                     1816              8713
BellSouth                      COM              079860102	756	34902 SH      SOLE                    13660             21242
Berkshire Hathaway CL B        COM              084670207	562	263 SH       SOLE                       84               179
"Block, H & R                   COM              093671105"	216	5050 SH       SOLE                     2500              2550
CVS Corp                       COM              126650100	1227	51450 SH      SOLE                    27650             23800
Chateau Communities            COM              161726104	790	41934 SH      SOLE                    19500             22434
ChevronTexaco Corp.            COM              166764100	306	4730 SH       SOLE                     1100              3630
Cintas Corp                    COM              172908105	651	19775 SH      SOLE                     3950             15825
Cisco Systems                  COM              17275R102	519	39976 SH      SOLE                    16100             23876
Citigroup                      COM              172967101	672	19521 SH      SOLE                    16000              3521
Clear Channel                  COM              184502102	373	11000 SH      SOLE                     4900              6100
Colgate Palmolive              COM              194162103	256	4700 SH       SOLE                     2000              2700
Comcast CL A                   COM              20030N101	609	21317 SH      SOLE                     9267             12050
Comcast CL A SPL               COM              20030N200	447	16250 SH      SOLE                     7050              9200
Consol Edison Co.              COM              209115104	204	5300 SH       SOLE                     5300
Constellation Energy Group     COM              210371100	304	10950 SH      SOLE                     7500              3450
Costco Wholesale Corp.         COM              22160K105	420	14000 SH      SOLE                     4300              9700
Cox Communications             COM              224044107	572	18400 SH      SOLE                    11900              6500
Darden Restaurants             COM              237194105	224	12529 SH      SOLE                     1879             10650
Delphi Corporation             COM              247126105	1413	206900 SH     SOLE                    75000            131900
Devon Energy                   COM              25179M103	3011	62440 SH      SOLE                    19317             43123
Diebold Inc.                   COM              253651103	2829	83350 SH      SOLE                    29200             54150
DuPont                         COM              263534109	2244	57740 SH      SOLE                    15600             42140
Duke Realty Corp.              COM              264411505	2165	80250 SH      SOLE                    31350             48900
EMC Corp.                      COM              268648102	103	14300 SH      SOLE                     7700              6600
"EOG Resources, Inc.            COM              26875P101"	4506	113907 SH     SOLE                    38607             75300
Empire District Electric       COM              291641108	480	27300 SH      SOLE                    25000              2300
Energy East Corp.              COM              29266M109	1698	95412 SH      SOLE                    43394             52018
Exxon Mobil                    COM              30231G102	1306	37362 SH      SOLE                    17574             19788
Fleet Boston Fin'l             COM              339030108	907	37961 SH      SOLE                    27057             10904
Ford Motor Company             COM              345370860	228	30355 SH      SOLE                    20978              9377
GATX Corp                      COM              361448103	537	37100 SH      SOLE                    14300             22800
General Electric               COM              369604103	3154	123699 SH     SOLE                    75283             48416
General Mills                  COM              370334104	912	20024 SH      SOLE                     4906             15118
Gillette                       COM              375766102	2889	93375 SH      SOLE                    35000             58375
H J Heinz Co.                  COM              423074103	274	9400 SH       SOLE                     9400
Halliburton Co.                COM              406216101	249	12000 SH      SOLE                    12000
Haverty Furniture              COM              419596101	2551	237300 SH     SOLE                    77200            160100
Home Depot Inc.                COM              437076102	1160	47637 SH      SOLE                    18350             29287
Honeywell Int'l                COM              438516106	1470	68800 SH      SOLE                    28400             40400
Int'l Bus Machines             COM              459200101	1255	15996 SH      SOLE                    12600              3396
Intel                          COM              458140100	499	30660 SH      SOLE                    11550             19110
JP Morgan Chase & Co.          COM              46625H100	239	10073 SH      SOLE                     4908              5165
Johnson & Johnson              COM              478160104	1739	30058 SH      SOLE                    13370             16688
Keyspan Corp.                  COM              49337W100	467	14475 SH      SOLE                     6900              7575
Kimberly-Clark                 COM              494368103	2303	50650 SH      SOLE                    19200             31450
Laclede Group Inc.             COM              505597104	469	20200 SH      SOLE                     6000             14200
Lafarge North America Inc.     COM              505862102	1734	59700 SH      SOLE                    31000             28700
Liberty Media Corp. CL A       COM              530718105	1137	116850 SH     SOLE                    50300             66550
Medtronic Inc.                 COM              585055106	734	16275 SH      SOLE                     5100             11175
Merck & Co.                    COM              589331107	1941	35442 SH      SOLE                    19267             16175
Microsoft                      COM              594918104	1800	74351 SH      SOLE                    32930             41421
Motorola                       COM              620076109	455	55101 SH      SOLE                    23000             32101
National Fuel Gas              COM              636180101	3166	144750 SH     SOLE                    57150             87600
Northeast Utilities            COM              664397106	1391	99908 SH      SOLE                    28810             71098
Nthwest Natural Gas            COM              667655104	238	9500 SH       SOLE                     8000              1500
Oracle Systems                 COM              68389X105	178	16418 SH      SOLE                    12000              4418
Paychex Inc                    COM              704326107	973	35436 SH      SOLE                    10612             24824
Peoples Energy                 COM              711030106	1672	46750 SH      SOLE                    16500             30250
Perkin Elmer                   COM              714046109	795	89400 SH      SOLE                    33500             55900
Pfizer Inc.                    COM              717081103	2037	65381 SH      SOLE                    27976             37405
Procter & Gamble               COM              742718109	1327	14900 SH      SOLE                    13200              1700
Questar Corp.                  COM              748356102	3219	108850 SH     SOLE                    34600             74250
Realty Income Corp.            COM              756109104	357	10000 SH      SOLE                    10000
Regions Financial              COM              758940100	2364	72960 SH      SOLE                    25270             47690
Robert Mondavi CL A            COM              609200100	367	18300 SH      SOLE                     6400             11900
SBC Communications             COM              78387G103	657	32749 SH      SOLE                    13900             18849
SCANA Corp.                    COM              80589M102	1844	61637 SH      SOLE                    23205             38432
Schering Plough                COM              806605101	1358	76150 SH      SOLE                    27400             48750
"Schlumberger, Ltd.             COM              806857108"	1467	38600 SH      SOLE                    14850             23750
Stryker                        COM              863667101	240	3500 SH       SOLE                     3000               500
Swift Energy                   COM              870738101	1628	191283 SH     SOLE                    62025            129258
Sysco                          COM              871829107	478	18800 SH      SOLE                    11400              7400
The Allstate Corp.             COM              020002101	2197	66228 SH      SOLE                    23100             43128
Travelers Prop Casualty CL A   COM              89420G109	1718	121918 SH     SOLE                    35300             86618
Verizon Communications         COM              92343V104	1330	37624 SH      SOLE                    21474             16150
Visteon                        COM              92839U107	505	85039 SH      SOLE                    23900             61139
Vodafone Group PLC             COM              92857W100	237	13015 SH      SOLE                     7500              5515
Wal-Mart Stores                COM              931142103	432	8301 SH       SOLE                     6900              1401
Walgreen Co.                   COM              931422109	274	9310 SH       SOLE                     3600              5710
Wyeth                          COM              983024100	280	7400 SH       SOLE                     3200              4200
Ford Motor Company             COM              345370860	164	21760 SH      SOLE                                      21760
Int'l Business Mach            COM              459200101	965	12304 SH      SOLE                    12304
